Intangible Assets - Schedule of Estimated Future Amortization (Details) - Successor [Member] $ in Thousands	Jun. 30, 2018 USD ($)
2018 (6 months)	$ 1,588
2019	3,175
2020	3,175
2021	3,175
2022	3,175
Thereafter	22,886
Finite lived intangible assets, net	$ 37,174